Note 14 - Net Loss Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Net loss attributable to OCC (numerator)	$ (588,762)	$ (295,160)	$ (239,082)	$ (615,767)	$ 761,158	$ 188,163	$ (983,122)	$ (1,745,021)	$ (1,738,771)	$ (1,778,822)	$ (4,255,665)
Shares (denominator) (in shares)									6,546,862	6,443,162	6,201,478
Basic and diluted net loss per share (in dollars per share)	$ (0.09)	$ (0.05)	$ (0.04)	$ (0.09)	$ 0.11	$ 0.03	$ (0.15)	$ (0.28)	$ (0.27)	$ (0.28)	$ (0.69)